Categories of Financial Instruments - Financial Liabilities by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Accounts payable – trade	₩ 139,876	₩ 89,255
Derivative financial liabilities	305,088	302,593
Borrowings	718,078	936,110
Debentures	8,325,643	8,366,694
Lease liabilities	1,611,433	1,782,057
Accounts payable - other and others	4,539,838	5,505,465
Financial liabilities	15,639,956	16,982,174
Financial liabilities at fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	295,876	302,593
Financial liabilities	295,876	302,593
Financial liabilities measured at amortized cost [Member]
Disclosure of financial liabilities [line items]
Accounts payable – trade	139,876	89,255
Borrowings	718,078	936,110
Debentures	8,325,643	8,366,694
Lease liabilities	1,611,433	1,782,057
Accounts payable - other and others	4,539,838	5,505,465
Financial liabilities	15,334,868	₩ 16,679,581
Derivatives hedging instrument [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	9,212
Financial liabilities	₩ 9,212